BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2025
BUSINESS ACQUISITION
Schedule of net assets acquired and goodwill

	In current currency at	In current currency as
	the acquisition date	of December 31, 2025
Cash and cash equivalents	149,678	188,121
Investment	88,434	111,148
Trade receivables (a)	335,696	421,919
Other receivables	69,288	87,084
Inventories (b)	42,346	53,222
Assets classified as held for sale	2,366	2,974
Deferred income tax assets (c)	348,393	437,877
PP&E (d)	1,060,558	1,332,961
Intangible assets (e)	218,152	274,183
Right of use assets (f)	128,147	161,061
Investment properties (g)	56,657	71,209
Trade payables	(430,015)	(540,469)
Salaries and social security payables (h)	(140,877)	(177,061)
Other taxes payables	(193,325)	(242,980)
Leases liabilities	(106,991)	(134,471)
Other liabilities	(45,920)	(57,713)
Provisions (i)	(405,576)	(509,747)
Net identifiable assets acquired	1,177,011	1,479,318
Goodwill (*)	10,217	12,840
Totals	1,187,228	1,492,158

(*)Goodwill will not be deductible for tax purposes.

(a)	Trade receivables

The fair value of the acquired trade receivables is $421,919 million in current currency as of December 31, 2025. The gross contractual amount for trade receivables due is $511,511 million, with a loss allowance of $129,592 million recognized on acquisition.

(b)	Inventories

The fair value of inventories was determined based on the replacement cost of such assets as of the acquisition date.

(c)	Deferred income tax assets

A deferred tax asset was recognized for the temporary tax effects arising from differences between the fair values assigned to the identifiable assets and liabilities and their respective tax bases, in accordance with IFRS 3.

(d)	PP&E

A comprehensive valuation of all PP&E assets was performed at fair value under a going concern assumption.

The market approach (comparable sales) was the valuation method used predominantly for real estate and vehicles.

The depreciated cost approach was the valuation method used for all other PP&E assets. For this valuation´s method the company prepared this estimate using the key assumption related to the level of obsolescence.

(e)	Intangible assets

For intangible assets (except for Licences) the valuation method used was the income approach through the calculation of free cash flows for: a) the customer base and b) the right to use the “Movistar” and “Tuenti” brands. The fair value of these assets was determined applying the income approach (economic utilization approach), based on the estimation of discounted cash flows attributable to each asset.

For Licences the valuation method used was the market approach (comparable transactions) analyzing data obtained from publicly available information in markets where comparable assets are transacted, adjusted by the level of obsolescence. For this valuation’s method the company prepared this estimate using the key assumption related to the level of obsolescence.

(f)	Right of use assets

Lease contracts conveying control over and the right to use an identified asset were measured at fair value, in accordance with IFRS 3, which requires that right-of-use assets and lease liabilities be recognized following the measurement principles of IFRS 16.

(g)	Investment properties

Fair value was determined using the market approach (comparable sales), considering current real estate market price references, that is, at their net realizable value.

(h)	Salaries and social security payables

As of the acquisition date, employee benefit liabilities recognized by TMA were adjusted, updating the discount rate applied to the obligation related to post-employment private healthcare coverage for former employees. In addition, certain payment obligations arising from the acquisition agreement executed between the seller and the Company were identified.

(i)	Provisions

Asset retirement obligation: as part of the measurement as of the acquisition date, obligations associated with site dismantlement were reviewed and their future cash flows were re-estimated, determining their present value through the application of a real discount rate consistent with prevailing market conditions. The fair value of these liabilities as of the acquisition date amounted to $94,603 million.

Schedule of legal claims and contingent liabilities

Labor contingencies	160,659
Tax contingencies	13,230
Civil and regulatory contingencies	241,255
Total	415,144